Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of sets forth major related parties and their relationships

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025, 2024 and 2023:

Name of related parties	Relationship with the Company
Manadr Medical Holdings Pte. Ltd. (dba. Healthlight Family Medicine Clinic)	Related company under common control of directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
Kim JL Healthcare Pte. Ltd. (dba. Punggol Ripples Family Clinic)	Related company under common control of the same directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
EC Family Clinic Pte. Ltd.	50% owned by Dr. Rachel Teoh Pui Pui
Manadr Malaysia Sdn. Bhd.	76% owned by Dr. Siaw Tung Yeng
Rachel Teoh Pui Pui	Director
Siaw Tung Yeng	Director